UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21721
Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC

(Exact name of registrant as specified in charter)
One New York Plaza
New York, New York 10004

(Address of principal executive offices) (Zip code)
Peter V. Bonanno
Secretary
Goldman Sachs Hedge Fund Strategies LLC
One New York Plaza
New York, New York 10004

(Name and address of agent for service)
registrant’s telephone number, including area code: (212) 902-1000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
As of the end of the reporting period the Registrant had not commenced operations. The Report to Members is attached herewith.
Item 2. Code of Ethics.
(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provision of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.
Item 3. Audit Committee Financial Expert.
The registrant’s board of managers has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).
Item 4. Principal Accountant Fees and Services.
Table 1 — Items 4(a) — 4(d)

	2007	2006	Description of Services Rendered
Audit Fees	$11,000	$11,000	Financial statement audits
Audit Related Fees
Tax Fees
All Other Fees
Total	$11,000	$11,000

Items 4(b), (c) and (d) Table 2. Non-Audit Services to the Registrant’s service affiliates* that were pre-approved by the Registrant’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2007	2006	Description of Services Rendered
Audit Related Fees
Tax Fees
All Other Fees
Total

*	These include Goldman Sachs Hedge Fund Strategies LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).
Item 4(e)(1) — Audit Committee Pre Approval Policies and Procedures
Pre-Approval of Audit and Non-Audit Services Provided to the Registrant. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Hedge Fund Partners Registered Fund, LLC (the “Fund”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for the Fund may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.
  De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.
  Pre-Approval of Non-Audit Services Provided to the Investment Adviser. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to the Fund, the Audit Committee will pre-approve those non-audit services provided to the Fund’s investment adviser, if any, (and entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the Fund) where the engagement relates directly to the operations or financial reporting of the Fund.
Item 4(e)(2) — 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by the Fund’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the Fund’s service affiliates listed in Table 2 were approved by the Fund’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
Item 4(f) — Not Applicable.
Item 4(g) Aggregate Non-Audit Fees Disclosure
The aggregate non-audit fees billed to the Fund by Ernst & Young LLP for the 12 months ended December 31, 2007 and December 31, 2006 were approximately $0 and $0, respectively. The aggregate non-audit fees billed to Goldman Sachs Hedge Fund Strategies LLC and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2007 and December 31, 2006 were $0 and $0, respectively.
Item 4(h) — The Fund’s Audit Committee has considered whether the provision of non-audit services to Goldman Sachs Hedge Fund Strategies LLC and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditor’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Schedule of Investments
The registrant had not yet commenced investment operations as of the close of the reporting period. Therefore, no Schedule of Investments in securities of unaffiliated issuers is included herein or as part of the report to members filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          The Fund invests substantially all of its assets in the securities of “Investment Funds,” which are privately placed investment vehicles, typically referred to as “hedge funds.” These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Adviser and/or the Fund may receive notices from the Investment Funds seeking the consent of holders in order to change certain rights within the structure of the security itself or change terms of the Investment Fund’s limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Fund Board’s general oversight and with the direction that proxies should be voted in the Fund’s best interest. The Adviser has adopted its own proxy voting policy (the “Policy”) for this purpose.
          Under the Policy, the Adviser’s guiding principles in performing proxy voting are to make decisions that: (i) are in the best interests of its clients’ long term investment returns; and (ii) minimize the potential impact of conflicts of interest. These principles reflect the Adviser’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov.
          The principles and positions reflected in the Policy are designed to guide the Adviser in voting proxies, and not necessarily in making investment decisions. Senior management of the Adviser will periodically review the Policy to ensure that it continues to be consistent with the Adviser’s guiding principles.
     A. Private Investments and Fixed Income Securities
          To the extent they have not been waived, voting decisions with respect to the securities of privately held issuers, including the Investment Funds, generally will be made by the Adviser based on its assessment of the particular transactions or other matters at issue.
          If a material conflict of interest exists, the Adviser will determine whether any additional steps must be taken to ensure that the proxies are voted in the best interests of the Fund.
     B. Public Equity Investments
          To implement the Adviser’s guiding principles for investments in publicly-traded equities, the Adviser follows proxy voting guidelines (the “Guidelines”) developed by Institutional Shareholder Services (“ISS”), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors the Adviser generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. A summary of the Guidelines is provided below.
          ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is the Adviser’s policy generally to follow the Guidelines and recommendations from ISS, the Adviser’s portfolio management teams (“Portfolio Management Teams”) retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.
          In addition to assisting the Adviser in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles. ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

          The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.
          The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include the Adviser’s use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS’s recommendations, and the establishment of information barriers between the Adviser and other businesses within The Goldman Sachs Group, Inc.
          In addition, the Fund may on occasion retain one or more subadvisers to manage and invest designated portions of the Fund’s assets either through a separately managed account or a separate investment vehicle in which the subadviser serves as general partner or managing member or in a similar capacity and the Fund is the sole limited partner or the only other member or equityholder. Where the Fund retains a subadviser, such subadviser generally will be responsible for voting proxies in accordance with such subadviser’s own policies. The Adviser may, however, retain such responsibility where it deems appropriate.
ISS PROXY VOTING GUIDELINES SUMMARY
The following is a summary of certain of the ISS Proxy Voting Guidelines, which form the substantive basis of the Adviser’s Policy on Proxy Voting (“Policy”) with respect to public equity investments. Unlike the abbreviated nature of this summary, the actual ISS Proxy Voting Guidelines address additional voting matters and provide more discussion regarding the factors that may determine ISS’s position on a matter. The Adviser may diverge from the ISS guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

(A)	Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

(B)	Board of Directors

(1)	Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a case-by-case basis, examining, among other factors, the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, and whether the chairman is also serving as a CEO.

(2)	Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

(3)	Independent Chairman (Separate Chairman/CEO)
Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal.

(4)	Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

(C)	Shareholder Rights

(1)	Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

(2)	Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

(3)	Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

(4)	Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

(5)	Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

(D)	Proxy Contests

(1)	Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include, among others, the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

(2)	Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

(E)	Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill to shareholder vote or redeem it.

(F)	Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions based on such features, among others, as the fairness opinion, pricing, prospects of the combined company, and the negotiating process.

(G)	Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

(H)	Capital Structure

(1)	Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

(2)	Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

(I)	Executive and Director Compensation
Votes with respect to equity based compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.
Vote AGAINST equity plans that explicitly permit repricing of underwater stock options without shareholder approval.

(1)	Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

(2)	Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	Potential voting power dilution is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

(3)	Shareholder Proposals on Compensation
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information and shareholder proposals to put option repricings to a shareholder vote.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

(J)	Social and Environmental Issues
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.
Generally, ISS votes CASE-BY-CASE on such proposals. However, there are certain specific topics where ISS generally votes FOR the proposal (e.g., proposals seeking a report on a company’s animal welfare standards) or AGAINST the proposal (e.g., reports on foreign military sales or offsets).
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
The person at the Adviser who will initially have primary responsibility for the day-to-day management of the Fund’s portfolio is Kent A. Clark.
     Kent A. Clark, CFA, is the chief investment officer of Goldman Sachs Hedge Fund Strategies (HFS). With professionals located in New York, London, Tokyo, Hong Kong and Princeton, the group manages over $23 billion in assets globally and is one of the largest managers of fund of hedge funds portfolios. Mr. Clark joined Goldman Sachs Asset Management in 1992 as a member of the Quantitative Equity team, where he managed Global Equity portfolios and equity market neutral trading strategies. In this capacity, he also developed risk and return models. Mr. Clark became a managing director in 1998 and a partner in 2004. Mr. Clark’s research has been published in the Journal of Financial and Quantitative Analysis and in Enhanced Indexing. He coauthored A Strategic Role for Hedge Funds, authored Active Risk Budgeting in Action: Understanding Hedge Fund Performance, Hedge Funds: Have You Missed the Boat? and contributed a chapter to Modern Investment Management: An Equilibrium Approach. Mr. Clark serves on the Board of Governors of the New School for Jazz and Contemporary Music. Mr. Clark joined Goldman Sachs from the University of Chicago Graduate

School of Business, where he completed all but his dissertation in the PhD program and earned an MBA. He holds a Bachelor of Commerce degree from the University of Calgary.
As the portfolio manager, Mr. Clark is primarily responsible for overseeing the investment process and risk management for the Fund. Mr. Clark also chairs an investment committee that approves all Investment Managers for investment by, and sets portfolio sector and strategy weights for, the Fund.
Other Accounts Managed by the Portfolio Manager (1)

Number of Other Accounts Managed and
Total Value of Assets by Account Type
for Which There is No Performance-				Number of Accounts and Total Value of Assets
Based Fee				for Which Advisory Fee is Performance-Based
Name of	Registered			Registered	Other Pooled
Portfolio	Investment	Other Pooled	Other	Investment	Investment	Other
Manager	Companies	Investment Vehicles	Accounts	Companies	Vehicles	Accounts

Kent A. Clark	None	8 accounts	4 accounts	None	91 accounts	4 accounts
		$474,525,685	$446,318,646		$21,055,045,695	$1,101,740,860

(1)	As of December 31, 2007.
Conflicts of Interest
Mr. Clark is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. He may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.
The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Adviser and the Fund have adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and other client accounts. The Adviser conducts periodic reviews of the transactions of the Fund for consistency with these policies.
Compensation
Base Salary and Performance Bonus
The Adviser’s compensation package for Mr. Clark is comprised of a base salary and a performance bonus. The performance bonus is a function of Mr. Clark’s individual performance and his contribution to overall team performance. Mr. Clark is rewarded for his ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by Mr. Clark’s and the Adviser’s total revenues for the past year which in part is derived from advisory fees, and for certain accounts and pooled investment vehicles’ performance-based fees. Anticipated compensation levels among competitor firms may also be considered, but do not constitute a principal factor.

The following criteria are considered:
•	Individual performance (relative, absolute)

•	Team performance (relative, absolute)

•	Consistent performance that aligns with clients’ objectives
Other Compensation
In addition to a base salary and a performance bonus, the Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Mr. Clark may also receive grants of restricted stock units and/or stock options as part of their compensation.
Mr. Clark may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.
Portfolio Manager’s Ownership of Securities in the Fund

Dollar Range of Securities Beneficially Owned by
Name of Portfolio Manager	Portfolio Manager (1)
Kent A. Clark	None

(1)	As of December 31, 2007.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of managers.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of Ethics is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on March 10, 2006 (Accession No. 0000895345-06-000335).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC

By (Signature and Title)*	Kent A. Clark, President and Chief Investment Officer (principal executive officer)

Date
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	Kent A. Clark, President and Chief Investment Officer (principal executive officer)

Date

By (Signature and Title)*	Jennifer Barbetta, Chief Financial Officer (principal financial officer)

Date

*	Print the name and title of each signing officer under his or her signature.

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Statement of Assets, Liabilities and Member’s Capital
As of December 31, 2007
With Report of Independent Registered Public Accounting Firm

GOLDMAN SACHS HEDGE FUND PARTNERS
REGISTERED FUND, LLC.
Report to Members
For the Fiscal Year Ended
December 31, 2006
Table of Contents

REPORT OF INDEPENDENT REGISTERED ACCOUNTING FIRM	2

STATEMENT OF ASSETS, LIABILITIES, AND MEMBER’S CAPITAL	3

NOTE TO FINANCIAL STATEMENTS	4

Report of Independent Registered Public Accounting Firm
To the Members and Board of Managers of
Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
We have audited the accompanying statement of assets, liabilities and member’s capital of Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC (the “Master Fund”) as of December 31, 2007. This statement of assets, liabilities and member’s capital is the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on this statement of assets, liabilities and member’s capital based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and member’s capital is free of material misstatement. We were not engaged to perform an audit of the Master Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets, liabilities and member’s capital, assessing the accounting principles used and significant estimates made by management, and evaluating the overall presentation of the statement of assets, liabilities and member’s capital. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the statement of assets, liabilities and member’s capital referred to above presents fairly, in all material respects, the financial position of Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC at December 31, 2007, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP
New York, New York
February 28, 2008

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Statement of Assets, Liabilities and Member’s Capital
December 31, 2007

Assets
Cash	$100,000
Deferred offering costs	210,000

Total Assets	310,000

Liabilities
Payable for deferred offering costs	210,000

Net Assets — Member’s Capital	$100,000

The accompanying notes are an integral part of the financials statements.

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Notes to Statement of Assets, Liabilities and Member’s Capital
December 31, 2007
NOTE 1. Organization
Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on February 15, 2005. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund has had no operations through December 31, 2007 other than those related to organizational matters and the sale and issuance of $100,000 of limited liability company interests (“Interests”) of the Master Fund to Goldman Sachs Hedge Fund Partners Registered Fund, LLC. Pursuant to an investment advisory agreement between the Master Fund and Goldman Sachs Hedge Fund Strategies LLC (the “Adviser”), the Adviser will be responsible for developing, implementing and supervising the Master Fund’s investment program.
The Master Fund’s investment objective is to target attractive long-term risk-adjusted absolute returns with lower volatility than, and minimal correlation to, the broad equity markets. The Master Fund intends to pursue its investment objective by investing primarily in a portfolio of privately placed investment vehicles (“Investment Funds”), managed by portfolio managers or management teams (“Investment Managers”) that utilize investment strategies within or related to one or more of the following four hedge fund sectors: equity long/short, event driven, relative value and tactical trading. The Adviser may allocate the Master Fund’s assets among the four hedge fund sectors in a manner consistent with the Master Fund’s investment objective. In order to determine such allocation, the Adviser intends to periodically establish a model allocation among the four hedge fund sectors that, if made, would result in each sector contributing a roughly equivalent amount to the expected portfolio risk of the Master Fund. The Adviser intends to utilize this model allocation as a benchmark and to allocate the Master Fund’s assets to the Investment Funds in a manner roughly consistent with such benchmark or, in its sole discretion, to make strategic allocations to Investment Funds which utilize strategies within particular hedge fund sectors when it believes that market conditions or other factors merit an overweighting or underweighting to one or more of the hedge fund sectors.

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Notes to Statement of Assets, Liabilities and Member’s Capital
(continued)
December 31, 2007
NOTE 2. Significant Accounting Policies
The Master Fund’s statement of assets, liabilities and member’s capital is prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
Subject to the terms of the Expense Limitation Agreement (see NOTE 3), the Master Fund’s expenses incurred and to be incurred in connection with the initial offering of Interests will be amortized by the Master Fund over the 12-month period beginning on the date that Goldman Sachs Hedge Fund Partners Registered Fund, LLC first sells its interests to the public (the “Initial Closing Date”).
No provision for organizational costs and certain operating costs incurred prior to the Initial Closing Date have been made, as the Adviser has agreed to pay these costs directly.
No accrual for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Master Fund’s taxable income or loss.
NOTE 3. Management Fee and Other Fees
The Master Fund will pay the Adviser a monthly investment management fee equal to one twelfth of 1.10% of the Master Fund’s net assets as of each month-end (the “Investment Management Fee”), subject to certain adjustments after the initial closing date.
The Master Fund will pay SEI Investments Global Funds Services (the “Administrator”) a monthly administration fee equal to one twelfth of 0.06% of the Master Fund’s net assets (prior to reduction for any Investment Management Fee) (the “Administration Fee”) after the initial closing date. The Master Fund will also reimburse the Administrator for certain out-of-pocket expenses. The Administrator provides various administration, fund accounting, investor accounting, taxation and transfer agent services to the Master Fund.

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Notes to Statement of Assets, Liabilities and Member’s Capital
(continued)
December 31, 2007
NOTE 3. Management Fee and Other Fees (continued)
SEI Private Trust Company (the “Custodian”) serves as the primary custodian of the assets of the Master Fund and may maintain custody of such assets with U.S. and non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies). The Master Fund will pay the Custodian a monthly fee equal to one twelfth of 0.01% of the Master Fund’s net assets (prior to reduction for any Investment Management Fee) after the initial closing date.
The Adviser has entered into an Expense Limitation Agreement with the Master Fund pursuant to which the Adviser has agreed to waive and/or reimburse the Master Fund’s expenses, to the extent necessary so that the Master Fund’s total expenses, on an annualized basis, during the 12-month period beginning on the Initial Closing Date do not exceed 1.60% of the average of the net assets of the Master Fund as of each month-end during such 12-month period. The Adviser does not expect to waive or reimburse Master Fund expenses with respect to any subsequent periods.
NOTE 4. Recent Accounting Pronouncements
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting on how uncertain income tax positions are recognized, measured, presented and disclosed in the financial statements in accordance with FASB No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. In May 2007, the FASB issued Staff Position, FIN 48-1, Definition of Settlement in FASB Interpretation No. 48 (“FSP FIN 48-1”), which provides guidance on how an enterprise should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits. FSP FIN 48-1 is effective with the initial adoption of FIN 48. FIN 48 was initially effective for fiscal years beginning after December 15, 2006. In February 2008, the FASB issued Staff Position, FIN 48-2, Effective Date of FASB

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Notes to Statement of Assets, Liabilities and Member’s Capital
(continued)
December 31, 2007
NOTE 4. Recent Accounting Pronouncements (continued)
Interpretation No. 48 for Certain Nonpublic Enterprises, which deferred the effective date of FIN 48 for non public entities until fiscal years beginning after December 15, 2007. At this time, management is evaluating the implications of FIN 48 and its impact to the financial statements has not yet been determined.
On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Based on its ongoing analysis, the Manager is not aware of a material impact to the Fund’s financial statements as a result of the adoption of FAS 157. However, the Manager’s determinations regarding FAS 157 may be subject to review and adjustment at a later date based upon factors including, but not limited to, further implementation guidance expected from FASB, and on going analysis of regulations and interpretations thereof.

GOLDMAN SACHS HEDGE FUND PARTNERS REGISTERED MASTER FUND, LLC
Managers and Officers (Unaudited)
The identity of the Managers and executive officers of Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC and brief biographical information regarding each Manager and officer during the past five years is set forth below.

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund
	Held with the	Length of		Complex
Name,	Master	Time	Principal Occupation(s)	Overseen	Other Directorships
Address and Age[1]	Fund[2]	Served[3]	During Past 5 Years	by Manager[4]	Held by Manager[5]

Ashok N. Bakhru Age: 65	Manager	2005 — present	President, ABN Associates (July 1994—March 1996 and November 1998—Present); Executive Vice President — Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996—November 1998); Director of Arkwright Mutual Insurance Company (1984—1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004) and (2006-Present); Trustee of the Walnut Street Theater (1992-2004) and (2006-present); Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).	103	None

Chairman of the Board of Trustees — Goldman Sachs Mutual Fund Complex (registered investment companies).

John P. Coblentz, Jr. Age: 66	Manager	2005 — present	Partner, Deloitte & Touche LLP (June 1975 — May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); Director, Elderhostel, Inc. (2006-Present).	103	None

Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund
	Held with the	Length of		Complex
Name,	Master	Time	Principal Occupation(s)	Overseen	Other Directorships
Address and Age[1]	Fund[2]	Served[3]	During Past 5 Years	by Manager[4]	Held by Manager[5]

Patrick T. Harker Age: 49	Manager	2005 — present	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997—August 2000).	103	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 68	Manager of the Fund Manager of the Master Fund	2004-present 2005-present	Vice Chairman and Director, Cardean Learning Group (provider of educational services via the internet) (2003-Present); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999).	103	Gildan Activewear Inc. (a clothing marketing and manufacturing company); Cardean Learning Group (provider of educational services via the internet); Northern Mutual Fund Complex (58 Portfolios).
Managers Who Are “Interested Persons”*
Kent A. Clark Age: 42	Manager	2005 — present	Managing Director, Goldman Sachs, (1998 — present); Chair of the Investment Committee, Goldman Sachs Hedge Fund Strategies LLC (February 2007 — Present); Director and Managing Director, Goldman Sachs Hedge Fund Strategies LLC (2000 — present); Portfolio Manager, GSAM Quantitative Equities (July 1992 — September 2000).	2	None

			Member of Board of Directors of the Managed Funds Association (2002 — present).

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund
	Held with the	Length of		Complex
Name,	Master	Time	Principal Occupation(s)	Overseen	Other Directorships
Address and Age[1]	Fund[2]	Served[3]	During Past 5 Years	by Manager[4]	Held by Manager[5]

Alan A. Shuch Age: 58	Manager	2005 — present	Advisory Director — GSAM (May 1999-Present); Consultant to GSAM (December 1994 — May 1999); and Limited Partner, Goldman Sachs (December 1994 — May 1999). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	103	None

*	These persons are considered to be “interested persons” because they hold positions with Goldman Sachs Hedge Fund Strategies LLC (the “Adviser”) or one of its affiliates. Each Interested Manager holds comparable positions with certain other entities of which the Adviser or an affiliate thereof is the investment adviser, administrator and/or distributor.

(1)	Each Manager may be contacted by writing to the Manager, c/o Goldman, Sachs & Co., One New York Plaza, New York, NY 10004, Attn: Peter V. Bonanno.

(2)	Each Manager holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Manager resigns or is removed by the Board of Managers or members of the applicable fund, in accordance with such fund’s limited liability company agreement; (c) the date the Manager shall otherwise cease to be a Manager in accordance with the limited liability company agreement of the applicable fund; or (d) the date the applicable fund terminates.

(3)	The Fund Complex currently consists of the Fund, the Master Fund, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2007, Goldman Sachs Trust consisted of 89 portfolios and Goldman Sachs Variable Insurance Trust consisted of 12 portfolios.

(4)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, or other investment companies registered under such Act. Each of the Independent Managers is also a member of the Board of Trustees of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.

Officers

Term of Office and
Name, Age, and	Positions Held with	Length of Time	Principal Occupation(s) during the Past
Address	the Master Fund	Served	5 Years

Kent A. Clark One New York Plaza 40th Floor New York, NY 10004 Age: 42	Vice President and Chief Investment Officer of the Master Fund President and Chief Investment Officer of the Master Fund	2005 — 2006 2006 — present	Managing Director, Goldman Sachs, (1998 — present); Chief Investment Officer, Goldman Sachs Hedge Fund Strategies LLC (October 2000 — Present); Director and Managing Director, Goldman Sachs Hedge Fund Strategies LLC (2000 — present); Portfolio Manager, GSAM Quantitative Equities (July 1992 — September 2000).

Member of Board of Directors of the Managed Funds Association (2002 — present).

Jennifer Barbetta 32 Old Slip New York, NY 10004 Age: 34	Chief Financial Officer of the Master Fund	2006 — present	Chief Operating Officer for Goldman Sachs Asset Management’s Alternative Investments & Manager Selection businesses including the Private Equity Group, Hedge Fund Strategies Group and Global Manager Strategies. She is responsible for client reporting, portfolio monitoring and analytics, cash and risk management, infrastructure development and overall administration of the groups’ products. Jennifer joined Goldman Sachs in 1995 as an analyst in the Finance Division where she supported the Real Estate Principal Investment Area, focusing on the financial and tax reporting of the Whitehall Street Real Estate Limited Partnerships. Ms. Barbetta joined the Private Equity Group in 1997 and became head of its Portfolio Analytics and Reporting team in 2003 and chief operating officer in 2005. Ms. Barbetta became a managing director in 2006.

Sheila Chatraei 701 Mt. Lucas Road Princeton, NJ 08540 Age: 45	Vice President of the Master Fund	2003 — present 2005 — present	Vice President, Goldman Sachs (May 2000 — present); Vice President, Goldman Sachs Hedge Fund Strategies LLC (May 2000 — present); Associate, Goldman Sachs (April 1997 — May 2000); Associate, Goldman Sachs Hedge Fund Strategies LLC (April 1997 — May 2000).

Philip V. Giuca, Jr. 180 Maiden Lane 40th Floor New York, NY 10005 Age: 45	Vice President of the Master Fund	2003 — present 2005 — present	Vice President, Goldman Sachs (May 1992-present). Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (1999 — present).

John M. Perlowski 32 Old Slip 31st Floor New York, NY 10005 Age: 43	Vice President of the Master Fund	2003 — present 2005 — present	Managing Director, Goldman Sachs (November 2003 — Present); Vice President, Goldman Sachs (July 1995 — November 2003).
Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (1997 — present).

Peter V. Bonanno One New York Plaza New York, NY 10004 Age: 40	Secretary of the Master Fund	2006 — present	Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002—Present); Vice President (1999-2006) and Assistant General Counsel, Goldman Sachs (1999-2002).
Secretary — Goldman Sachs Mutual Fund Complex (registered investment companies).
Assistant Secretary — Goldman Sachs Mutual Fund Complex (registered investment companies) (2003-2006).

David S. Plutzer One New York Plaza 37th Floor New York, NY 10004 Age: 33	Assistant Secretary of the Master Fund	2005 — present 2005 — present	Vice President and Assistant General Counsel, Goldman Sachs (October 2004 - present); Associate, Bryan Cave LLP (successor-in-interest to Robinson Silverman Pearce Aronsohn & Berman LLP) (September 1999 — September 2004).

GOLDMAN SACHS HEDGE FUND PARTNERS REGISTERED MASTER FUND, LLC
OTHER INFORMATION (UNAUDITED)
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 877-591-4656 and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ending March 31, 2006 and every first and third fiscal quarter thereafter, the Master Fund’s Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. When available, the Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 877-591-4656.